EMPLOYEE AND DIRECTOR INCENTIVE PLANS	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
EMPLOYEE AND DIRECTOR INCENTIVE PLANS	EMPLOYEE AND DIRECTOR INCENTIVE PLANS
2020 Omnibus Incentive Plan
On July 15, 2020, Leo’s shareholders approved the 2020 Omnibus Incentive Plan (the “2020 Plan”). The 2020 Plan allows for the issuance of stock options, stock appreciation rights, stock awards (including restricted stock awards (“RSAs”) and Restricted Stock Units (“RSUs”) and other stock-based awards. Directors, officers and employees, as well as others performing independent consulting or advisory services for the Company or its affiliates, will be eligible for grants under the 2020 Plan. The aggregate number of shares reserved under the 2020 Plan is approximately 11.6 million. The 2020 Plan terminates on June 24, 2030. For additional information see Note 12 “Employee and Director Incentive Plans” in the Notes to Consolidated Financial Statements in our 2020 Form 10-K/A.
The fair value of non-vested shares is determined based on the closing trading price of the Company’s shares on the grant date and are amortized over the award’s service period. At June 30, 2021, total non-vested stock-based compensation expense related to restricted stock was $7.0 million, which will be recognized over a weighted-average remaining period of 2.04 years. The weighted-average grant-date fair value of shares granted during the six-month period ended June 30, 2021, was $7.14 per share.
Restricted Shares
The following table presents the restricted share activity for the six-month period ended June 30, 2021 (in thousands, except price per share):

Restricted Stock Units	Number of Restricted Stock	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2021	1,197	$7.31
Granted	56	$12.10
Exercised	(83)	$7.31
Forfeited/Canceled	(101)	$11.73
Outstanding at June 30, 2021	1,069	$7.14
As of June 30, 2021, the Company has one shared-based compensation plan that allows for granting of restricted share units and stock options. The compensation cost that has been recorded against Consolidated Statement of Operations, “Salaries and related costs” was approximately $1.4 million and $2.8 million for the three and six months ended June 30, 2021, respectively. The total intrinsic value of units exercised during the quarter ended June 30, 2021, was $0.6 million.
The following table presents the stock option activity for the quarter ended June 30, 2021 (in thousands, except price per share):

Stock Options	Number of Stock Options	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (in Years)	Total Intrinsic Value of Stock Options Vested
Outstanding at January 1, 2021	551	$3.34	5.9 years	$—
Granted	59	$5.77	5.9 years	$—
Forfeited/expired	(47)	$5.33	—	$—
Outstanding at June 30, 2021	563	$3.43	5.9 years	$—
Vested at June 30, 2021	(9)	$3.34	—	$47.36
The weighted-average grant-date strike price of options during the quarter ended June 30, 2021 was $12.96 per share.